Investment Income (Tables)	12 Months Ended
Dec. 31, 2011
Investment Income And Gains And Losses Tables [Abstract]
Net investment income
(In millions)	2011	2010	2009
Fixed maturities	$817	$788	$748
Equity securities	6	6	7
Commercial mortgage loans	218	221	223
Policy loans	86	90	92
Real estate	(2)	(2)	(1)
Other long-term investments	48	29	(30)
Short-term investments and cash	10	11	10
	1,183	1,143	1,049
Less investment expenses	37	38	35
Net investment income	$1,146	$1,105	$1,014

Realized gains and losses on investments table
(In millions)	2011	2010	2009
Fixed maturities	$50	$87	$2
Equity securities	(1)	5	12
Commercial mortgage loans	(16)	(23)	(20)
Real estate	(6)	3	-
Other investments, including derivatives	35	3	(37)
Realized investment gains (losses), before income taxes	62	75	(43)
Less income taxes (benefits)	21	25	(17)
Net realized investment gains (losses)	$41	$50	$(26)

Impairment on investments table

(in millions)	2011	2010	2009
Credit related (1)	$28	$38	$93
Other	25	1	13
Total (2)	$53	$39	$106

(1) Credit-related losses include other-than-temporary declines in fair value of fixed maturities and equity securities, and changes in valuation reserves and asset write-downs related to commercial mortgage loans and investments in real estate entities. The amount related to credit losses on fixed maturities for which a portion of the impairment was recognized in other comprehensive income were immaterial.
(2) Other-than-temporary impairments on fixed maturities of $26 million in 2011 and $47 million in 2009 are included in both the credit-related and other categories above. Other-than-temporary impairments on fixed maturities in 2010 were immaterial.

Realized investment results not reflected in the Company's revenues
(In millions)	2011	2010	2009
Separate accounts	$210	$191	$(25)
Investment gains required to adjust future policy benefits for the run-off settlement annuity business	$8	$18	$51

Sales of AFS fixed maturities table
(In millions)	2011	2010	2009
Proceeds from sales	$876	$826	$949
Gross gains on sales	$53	$46	$51
Gross losses on sales	$(7)	$(3)	$(9)